Debt Unrealized Gains (Losses) From Debt Hedges Included In Accumulated Other (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Net unrealized losses on forecasted transactions	$ (13)	$ (14)
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Unrealized Gain (Loss) at Issuance	(4)
Net unrealized losses on forecasted transactions	(1)
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Unrealized Gain (Loss) at Issuance	5
Net unrealized losses on forecasted transactions	2
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Unrealized Gain (Loss) at Issuance	(2)
Net unrealized losses on forecasted transactions	(1)
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Unrealized Gain (Loss) at Issuance	(13)
Net unrealized losses on forecasted transactions	(10)
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Unrealized Gain (Loss) at Issuance	(8)
Net unrealized losses on forecasted transactions	$ (7)